                                   SUPPLEMENT
                               DATED JULY 25, 2008
                           TO THE CURRENTLY EFFECTIVE
                 CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
                            CLASS Y SHARES PROSPECTUS
                            EACH DATED MARCH 1, 2008
                FOR THE HARTFORD MUTUAL FUNDS (THE "PROSPECTUS")

THE PROSPECTUSES REFERENCED ABOVE ARE REVISED AS FOLLOWS:

THE HARTFORD INCOME FUND

Effective July 22, 2008, Michael Gray will assume portfolio management responsibilities along with William Davison, Jr. and Christopher J. Zeppieri for The Hartford Income Fund (the "Fund"). Charles Moon will no longer serve as a portfolio manager of the Fund.

Accordingly the following change is being made to the Prospectuses:

In the section entitled "Management of the Funds, Portfolio Managers of the Funds -- Income Fund," the disclosure referring to Charles Moon is deleted and replaced with the following:

Michael Gray, CFA, Managing Director of Hartford Investment Management, has been involved in portfolio management of the fund since July 2008. Mr. Gray joined Hartford Investment Management in 2006. Previously, Mr. Gray was managing director and global head of credit research at Credit Suisse Asset Management. Prior to Credit Suisse, Mr. Gray served in similar capacities at Deutsche Asset Management and UBS Warburg.








 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                               DATED JULY 25, 2008
         TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION (THE "SAI")
                          FOR THE HARTFORD MUTUAL FUNDS
                               DATED MARCH 1, 2008

THE SAI IS REVISED AS FOLLOWS:


THE HARTFORD INCOME FUND

Effective July 22, 2008, Michael Gray will assume portfolio management responsibilities along with William Davison, Jr. and Christopher J. Zeppieri for The Hartford Income Fund (the "Fund"). Charles Moon will no longer serve as a portfolio manager of the Fund.

Accordingly the following change is being made to the SAI:

(a) In the section entitled "Portfolio Managers -- Other Accounts Sub-advised by Hartford Investment Management Portfolio Managers" the disclosure pertaining to Charles Moon is hereby deleted. In addition, in the same section, the disclosure for Michael Gray is revised as follows:

                       REGISTERED
                       INVESTMENT          ASSETS                       ASSETS                            ASSETS
 PORTFOLIO              COMPANY           MANAGED        POOLED        MANAGED           OTHER           MANAGED
  MANAGER               ACCOUNTS        (IN MILLION)    ACCOUNTS     (IN MILLIONS)      ACCOUNTS      (IN MILLIONS)
 ---------             ----------        -----------    --------     -------------      --------      -------------
Michael Gray*              2               $313             0             $0                5            $29,524

*Mr. Gray joined William Davison and Christopher Zeppieri as portfolio manager of The Hartford Income Fund in July 2008. Therefore the information presented in the table above is current as of June 30, 2008.

(b) Under the heading "Portfolio Managers -- Equity Securities Beneficially Owned by Hartford Investment Portfolio Managers" the disclosure pertaining to Charles Moon is hereby deleted. In addition, in the same section, the disclosure pertaining to Michael Gray is revised as follows:

                                                          DOLLAR RANGE OF EQUITY SECURITIES
PORTFOLIO MANAGER       FUND(S) SUB-ADVISED/MANAGED              BENEFICIALLY OWNED
-----------------       ---------------------------       ---------------------------------
Michael Gray            Income Fund                                      None
                        Strategic Income Fund                       50,001-100,000







     THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.